Significant Accounting Policies (Details) - Schedule of suppliers concentration risk	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Supplier A [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	44.21%
Supplier B [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	16.50%
Supplier C [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	7.05%	15.58%
Supplier D [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	1.46%	31.93%
Supplier E [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	4.18%	23.90%
Accounts Payable [Member] | Supplier A [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	17.88%
Accounts Payable [Member] | Supplier B [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	5.99%
Accounts Payable [Member] | Supplier C [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	13.74%	18.10%
Accounts Payable [Member] | Supplier D [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage	10.52%	13.64%
Accounts Payable [Member] | Supplier E [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage
Accounts Payable [Member] | Supplier F [Member]
Schedule of suppliers concentration risk [Abstract]
Supplier concentration risk, percentage		10.04%